Risks and Uncertainties (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor
The portfolio of alternative assets covers the following industry sectors and geographic regions for the periods shown below (dollar amounts in thousands):

	June 30, 2023		March 31, 2023
Industry Sector	Value	Percent of Total	Value	Percent of Total
Software and services	$54,169	14.5%	$54,944	14.2%
Diversified financials	46,509	12.4	52,544	13.6
Food and staples retailing	38,195	10.2	38,210	9.9
Utilities	28,224	7.5	28,043	7.3
Capital goods	27,229	7.3	27,707	7.2
Energy	27,076	7.2	26,721	6.9
Health care equipment and services	22,807	6.1	23,626	6.1
Other (1)	130,394	34.8	134,056	34.8

Total	$374,603	100.0%	$385,851	100.0%

(1)	Industries in this category each comprise less than 5 percent.

	June 30, 2023		March 31, 2023
Geography	Value	Percent of Total	Value	Percent of Total
North America	$233,105	62.2%	$239,951	62.2%
Asia	58,356	15.6	62,016	16.1
South America	41,194	11.0	41,423	10.7
Europe	39,032	10.4	38,874	10.1
Africa	2,916	0.8	3,587	0.9

Total	$374,603	100.0%	$385,851	100.0%

The portfolio of alternative assets covers the following industry sectors and geographic regions for the periods shown below (dollar amounts in thousands):

	March 31, 2023		March 31, 2022
Industry Sector	Value	Percent of Total	Value	Percent of Total
Software and services	$54,944	14.2%	$91,507	17.4%
Diversified financials	52,544	13.6	88,418	16.8
Food and staples retailing	38,210	9.9	33,817	6.4
Utilities	28,043	7.3	29,865	5.7
Health care equipment and services	23,626	6.1	28,361	5.4
Energy	26,721	6.9	29,238	5.6
Capital goods	27,707	7.2	32,049	6.1
Telecommunication services	5,634	1.5	28,910	5.5
Other (1)	128,422	33.3	162,762	31.1

Total	$385,851	100.0%	$524,927	100.0%

Certain prior year items have been reclassified to conform with current year presentation.

(1)	Industries in this category each comprise less than 5 percent. Telecommunication Services is shown separately as it comprised greater than 5 percent in the prior period.

	March 31, 2023		March 31, 2022
Geography	Value	Percent of Total	Value	Percent of Total
North America	$239,951	62.2%	$326,039	62.1%
Asia	62,016	16.1	88,183	16.8
Europe	38,874	10.1	66,790	12.7
South America	41,423	10.7	39,406	7.5
Africa	3,587	0.9	4,509	0.9

Total	$385,851	100.0%	$524,927	100.0%